BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Principal to be Repaid per Month
•	Principal shall be repaid in 108 monthly installments, as described in the table below:

Months	Percentage of the amount to be repaid per month
0 a 72nd	0.0%
73rd to 132nd	0.33%
133rd to 179th	1.67%
180th	1.71%

Summary of Discounted Percentage on Payment of Unsecured Creditors

Unsecured Creditors with Judicial Deposits: Class 3 and 4 claims held by Unsecured Creditors shall be paid after the withdrawal of the judicial deposits, using the following discount percentages:

Claim Amount Interval	Discount %
Up to R$1,000.00	0%
R$1,000.01 to R$5,000.00	15%
R$5,000.01 to R$10,000.00	20%
R$10,000.01 to R$150,000.00	30%
Over R$150,000.00	50%

Schedule of Differences Between Accounting Policies and Practices Adopted In IFRS

The financial statements of the Company are prepared in accordance with accounting policies generally accepted in the United States of America (“U.S. GAAP”). Differences between these accounting policies and practices adopted in International Financial Reporting Standard - IFRS, where applicable to Oi, are summarized below:

Reconciliation		12/31/2018
		Equity	Net income
Under U.S.GAAP		29,199,496	27,393,837
Impairment of long-lived assets	(a)	(1,226,125)	(141,418)
Business combinations prior to January 1, 2009	(b)	44,981	4,122
Pension plans and other post-retirement benefits	(c)	(689,574)	(115,080)
Capitalization of interest, net of amortization	(d)	60,928	(1,780)
Provision for onerous contracts	(e)	(4,493,895)	(4,493,895)
Settlement of judicial reorganization	(f)		(1,331,016)
Deferred income tax	(g)		3,300,785

Under IFRS		22,895,811	24,615,555

Schedule of Judicial Reorganization Adjustments to Net Income

The following is a summary of the Judicial Reorganization adjustments to net income for the year ended December 31, 2018:

Judicial reorganization	12/31/18
Settlement for lesser amounts of prepetition obligations and present value recognition under U.S. GAAP	(6,527,238)
Gain on reversal of interest and foreign currency on loans and financings under IFRS	5,196,222

(1,331,016)

Restructuring Option One
Schedule of Principal Repayment Percentage per Six-month Period
•	Principal shall be repaid in 24 semiannual, successive installments, as shown in the table below:

Six-month periods	Percentage of the amount to be repaid per six-month period
0 to 10th	0.0%
11th to 20th	2.0%
21st to 33rd	5.7%
34th	5.9%

Restructuring Option Two
Schedule of Principal Repayment Percentage per Six-month Period
•	Principal shall be repaid in 24 semiannual, successive installments, as shown in the table below:

Six-month periods	Percentage of the amount to be repaid per six-month period
0 to 10th	0.0%
11th to 20th	2.0%
21st to 33rd	5.7%
34th	5.9%

Unqualified Bonds | Restructuring Option Three
Schedule of Principal Repayment Percentage per Six-month Period
•

Principal shall be equivalent to 50% of the unqualified bondholders’ claims, capped at US$250,000,000, and shall be repaid in twelve (12) semiannual, successive installments, as shown in the table below:

Six-month periods	percentage of the amount to be repaid per six-month period
0 to 12th	0.0%
13th to 18th	4.0%
19th to 23rd	12.66%
24th	12.70%